UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1.	Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF
Annual Report
October 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Market Recap
International equities returned -24.61% for the 12 months ending October 31, 2022, according to the MSCI ACWI (All Country World Index) ex USA Index. After gaining 7.98% in 2021, non-U.S. stocks retreated in the new year, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. Against this backdrop, the index returned -24.20% year to date through October. For the full 12 months, emerging markets (-31%) and Europe ex U.K. (-25%) notably lagged. Conversely, Canada (-13%) and the U.K. (-12%) held up best. Among the 11 sectors, information technology and consumer discretionary (-37% each) fared worst. Communication services (-34%) also trailed the broader market. In contrast, energy gained 2% amid high prices for oil and natural gas. The defensive-oriented utilities (-16%) sector also outperformed, as did financials and consumer staples (-18% each).
3	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Emerging Markets Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Emerging Markets Multifactor ETF – NAVA	-21.56%	-3.78%
Fidelity Emerging Markets Multifactor ETF – Market PriceB	-21.92%	-3.67%
Fidelity Emerging Markets Multifactor IndexA	-21.97%	-3.24%
MSCI Emerging Markets IndexA	-31.01%	-3.62%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Emerging Markets Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Emerging Markets Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Emerging Markets Multifactor Index and the MSCI Emerging Markets Index performed over the same period.
Annual Report	4

Fidelity® Emerging Markets Multifactor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2022, the fund returned -21.56% at net asset value and -21.92% on a market-price basis, slightly ahead of the -21.97% result of the benchmark Fidelity Emerging Markets Multifactor Index (Net). (The ETF's relative performance was affected by differing methodologies (fund versus index) for valuing certain foreign stocks and for incorporating foreign exchange rates, as well as by required local capital gains tax.) None of the fund’s industry sectors posted a positive return for the period. Consumer discretionary stocks returned roughly -42% and detracted the most from overall performance, followed by information technology holdings, which returned roughly -27%. Communication services (-19%), utilities (-32%), financials (-9%), real estate (-26%), materials (-24%), industrials (-7%), consumer staples (-6%), energy (-13%) and health care (-1%) all struggled in a difficult environment for emerging markets equities. Turning to individual stocks, the biggest individual detractor was Alibaba Group Holding (-61%), from the retailing segment, followed by Inter RAO (-60%), which is in the utilities sector. Longfor Group (-72%), Samsung Electronics (-29%) and Sberbank of Russia (-79%) were also among the largest detractors. Conversely, the top contributor was Aldar Properties PJSC (+24%), from the real estate sector. In capital goods, Bharat Electronics (+41%) helped the fund’s result, and Kalbe Farma (+19%) from the pharmaceuticals, biotechnology & life sciences category, also contributed. Insurance name BB Seguridade rose 55% and Sabanci, within the banks category, gained approximately 62%.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
5	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2022

Top Ten Stocks as of October 31, 2022
% of fund's net assets
Samsung Electronics Co. Ltd.	3.2
Emaar Properties PJSC	2.0
Ruentex Development Co. Ltd.	2.0
CPFL Energia S.A.	1.6
Kalbe Farma Tbk PT	1.5
Power Grid Corp. of India Ltd.	1.5
Alibaba Group Holding Ltd. ADR	1.4
China Overseas Land & Investment Ltd.	1.4
GAIL India Ltd.	1.3
Manila Electric Co.	1.3
Petroleo Brasileiro S.A.	1.4
18.6
Top Market Sectors as of October 31, 2022
% of fund's net assets
Financials	19.7
Information Technology	14.7
Consumer Staples	10.7
Energy	10.6
Health Care	8.8
Consumer Discretionary	8.5
Utilities	8.2
Communication Services	6.1
Real Estate	6.0
Materials	4.8
Industrials	1.7

Asset Allocation as of October 31, 2022
	% of funds's net assets
Stocks and Equity Futures		100.0%
Net Other Assets (Liabilities)	0.0%

Annual Report	6

Fidelity® International High Dividend ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity International High Dividend ETF – NAVA	-15.83%	-3.91%
Fidelity International High Dividend ETF – Market PriceB	-16.01%	-4.22%
Fidelity International High Dividend IndexA	-15.34%	-3.47%
MSCI World ex USA IndexA	-21.87%	-0.82%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From January 16, 2018.
B	From January 18, 2018, date initially listed on the NYSE Arca exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International High Dividend ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International High Dividend Index and the MSCI World ex USA Index performed over the same period.
7	Annual Report

Fidelity® International High Dividend ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2022, the fund returned -15.83% at net asset value and -16.01% on a market-price basis, slightly behind the -15.34% result of the benchmark Fidelity International High Dividend Index (Net). (The ETF’s relative performance can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) By region, Europe ex U.K., by far the largest regional allocation within the fund, returned -18% and detracted most, followed by Japan (-19%). By sector, stocks in financials, which represent 27% of the fund’s total assets on average, returned -16% and detracted most, followed by materials, which returned -20%. Utilities returned -22% and consumer discretionary returned -30%, hurt especially by holdings in the automobiles & components industry (-31%). Industrials (-14%), communication services (-12%), information technology (-30%), health care (-15%) and consumer staples (-11%) all further detracted from performance. In this difficult market environment, only two sectors posted a positive return: energy advanced about 8% and contributed most to the fund’s result, and real estate stocks also helped, gaining about 6%. Turning to individual stocks, the biggest individual detractor was Enel S.p.A (-44%), from the utilities sector. In materials, Barrick Gold (-34%), BASF SE (-34%), Smurfit Kappa (-39%), and Shin-Etsu Chemical (-31%) all hurt the fund’s result. In contrast, the biggest individual contributor was Klepierre (+25%), from the real estate sector. In energy, BP (+20%) and TotalEnergies (+15%) added value, as did Vodafone (+31%), within the telecommunication services segment. Another top contributor was the British multinational bank HSBC Holdings (+22%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	8

Fidelity® International High Dividend ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2022

Top Ten Stocks as of October 31, 2022
% of fund's net assets
BP PLC	3.0
TotalEnergies SE	3.0
Endesa S.A.	2.8
Orange S.A.	2.5
Enbridge, Inc.	2.5
Repsol S.A.	2.5
Nintendo Co. Ltd.	2.4
Power Assets Holdings Ltd.	2.4
Enel SpA	2.3
Telefonica S.A.	2.3
Emera, Inc.	2.2
27.9
Top Market Sectors as of October 31, 2022
% of fund's net assets
Financials	27.1
Energy	15.1
Materials	13.6
Communication Services	11.7
Utilities	9.7
Industrials	9.6
Health Care	4.2
Consumer Discretionary	3.8
Consumer Staples	2.9
Information Technology	1.6

Asset Allocation as of October 31, 2022
	% of funds's net assets
Stocks and Equity Futures		100.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.0%

9	Annual Report

Fidelity® International Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity International Multifactor ETF – NAVA	-22.36%	-0.63%
Fidelity International Multifactor ETF – Market PriceB	-22.65%	-0.46%
Fidelity International Multifactor IndexA	-21.83%	-0.07%
MSCI World ex USA IndexA	-21.87%	1.53%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Multifactor Index and the MSCI World ex USA Index performed over the same period.
Annual Report	10

Fidelity® International Multifactor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2022, the fund returned -22.36% at net asset value and -22.65% on a market-price basis, slightly behind the -21.83% result of the benchmark Fidelity International Multifactor Index (Net). (The ETF’s relative performance can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) By region, Europe ex U.K., by far the largest regional allocation within the fund, returned -28% and detracted most, followed by Japan (-19%). By sector, stocks in the health care category returned -23% and most hurt the fund’s overall result, followed by industrials, which returned about -24%. Real estate (-34%), consumer discretionary (-33%), financials (-16%), utilities (-26%), consumer staples (-14%), information technology (-32%), communication services (-16%) and materials (-13%) all detracted as well. In this difficult market environment, energy was the only sector to post a positive result, gaining 8% for the 12-month period. Turning to individual stocks, the biggest individual detractor was Uniper (-85%), from the utilities sector. In real estate, Tag Immobilien (-67%), Safestore Holdings (-37%), and Canadian Apartment Properties REIT (-35%) were also among the largest detractors, as was ASML Holding (-41%), within the semiconductors & semiconductor equipment segment. In contrast, the biggest individual contributor was Imperial Brands (+26%), from the food, beverage & tobacco category; within that same category, Swedish Match (+20%) and Tate & Lyle (+18%) also added value. Other top contributors included Toronto-Dominion Bank (-11%) and Loblaw Companies (+10%), a stock in the food & staples retailing industry.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
11	Annual Report

Fidelity® International Multifactor ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2022

Top Ten Stocks as of October 31, 2022
% of fund's net assets
Nestle S.A.	2.5
Roche Holding AG	1.9
AstraZeneca PLC	1.5
Novo Nordisk A/S Class B	1.5
Novartis AG	1.5
Daito Trust Construction Co. Ltd.	1.5
PSP Swiss Property AG	1.4
KDDI Corp.	1.3
Osaka Gas Co. Ltd.	1.3
Publicis Groupe S.A.	1.2
Nippon Telegraph & Telephone Corp.	1.2
16.8
Top Market Sectors as of October 31, 2022
% of fund's net assets
Health Care	16.1
Financials	15.8
Consumer Staples	14.7
Industrials	12.1
Communication Services	9.4
Utilities	8.1
Real Estate	7.3
Consumer Discretionary	6.4
Information Technology	3.8
Materials	3.4
Energy	2.2

Asset Allocation as of October 31, 2022
	% of funds's net assets
Stocks and Equity Futures		100.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.0%

Annual Report	12

Fidelity® International Value Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity International Value Factor ETF – NAVA	-18.82%	-2.27%
Fidelity International Value Factor ETF – Market PriceB	-19.24%	-2.59%
Fidelity International Value Factor IndexA	-18.35%	-1.73%
MSCI World ex USA IndexA	-21.87%	-0.82%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From January 16, 2018.
B	From January 18, 2018, date initially listed on the NYSE Arca exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International Value Factor ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Value Factor Index and the MSCI World ex USA Index performed over the same period.
13	Annual Report

Fidelity® International Value Factor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2022, the fund returned -18.82% at net asset value and -19.24% on a market-price basis, behind the -18.35% result of the benchmark Fidelity International Value Factor Index (Net). (The ETF’s relative performance can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) By region, Europe ex U.K., by far the largest regional allocation within the fund, returned -25% and detracted most, followed by Japan (-17%). By sector, stocks in information technology returned -40% and were the primary detractor from overall performance, followed by the consumer discretionary sector, which returned roughly -28%. Health care also returned about -28%, hampered especially by stock holdings in the health care equipment & services industry (-53%). Industrials (-19%), financials (-14%), real estate (-39%), materials (-9%), consumer staples (-6%), communication services (-8%) and utilities (-3%) all detracted. Energy gained 21% and was the only sector to post a positive return. Turning to individual stocks, the biggest individual detractor was Philips (-72%), from the health care equipment & services group, followed by ASML Holding (-32%), which is in the semiconductors & semiconductor equipment category. Bausch Health (-80%), Shopify (-55%) and Sony (-41%) were also among the biggest detractors. Conversely, the largest individual contributor was Centrica (+28%), from the utilities sector. Suncor Energy (+35%) also helped. Other contributors from the food, beverage & tobacco category were British American Tobacco (+22%) and Imperial Brands (+26%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	14

Fidelity® International Value Factor ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2022

Top Ten Stocks as of October 31, 2022
% of fund's net assets
Nestle S.A.	2.4
Shell PLC	1.8
Roche Holding AG	1.8
Toyota Motor Corp.	1.6
The Toronto-Dominion Bank	1.5
Japan Tobacco, Inc.	1.5
Novartis AG	1.4
SAP SE	1.4
Canadian Natural Resources Ltd.	1.4
Sanofi	1.4
Teck Resources Ltd. Class B	1.3
17.5
Top Market Sectors as of October 31, 2022
% of fund's net assets
Financials	19.9
Industrials	15.2
Consumer Discretionary	11.1
Health Care	10.6
Consumer Staples	9.4
Materials	8.0
Information Technology	7.8
Energy	7.0
Communication Services	4.5
Utilities	3.6
Real Estate	2.2

Asset Allocation as of October 31, 2022
	% of funds's net assets
Stocks and Equity Futures		100.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.0%

15	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Common Stocks – 97.3%
	Shares	Value
BRAZIL – 3.4%
Arezzo Industria e Comercio S.A.	2,200	$ 43,813
BB Seguridade Participacoes S.A.	17,100	96,755
CPFL Energia S.A.	45,900	309,834
Telefonica Brasil S.A.	5,800	45,662
TIM S.A.	19,500	49,054
Vale S.A.	8,500	108,744
TOTAL BRAZIL		653,862
CAYMAN ISLANDS – 7.6%
Alibaba Group Holding Ltd. ADR (a)	4,340	275,937
Autohome, Inc. ADR	1,215	31,736
Bosideng International Holdings Ltd.	118,000	50,959
China Medical System Holdings Ltd.	153,000	167,036
Hengan International Group Co. Ltd.	42,000	162,920
Huazhu Group Ltd. ADR	535	14,488
JD.com, Inc. ADR	2,022	75,400
JD.com, Inc. Class A	1,023	18,909
Kingboard Holdings Ltd.	35,000	86,320
Li Auto, Inc. ADR (a)	861	11,727
Longfor Group Holdings Ltd. (b)	109,000	138,856
New Oriental Education & Technology, Inc. ADR (a)	632	15,004
Pinduoduo, Inc. ADR (a)	1,183	64,864
TAL Education Group ADR (a)	2,746	12,934
Tongcheng Travel Holdings Ltd. (a)	34,400	53,639
Topsports International Holdings Ltd. (b)	86,000	43,384
Trip.com Group Ltd. ADR (a)	1,431	32,383
Vipshop Holdings Ltd. ADR (a)	1,599	11,145
Want Want China Holdings Ltd.	254,000	166,964
Yadea Group Holdings Ltd. (b)	32,000	48,837
TOTAL CAYMAN ISLANDS		1,483,442
CHILE – 1.5%
Banco de Chile	1,015,758	92,867
Cencosud S.A.	143,404	192,965
TOTAL CHILE		285,832
CHINA – 11.2%
Agricultural Bank of China Ltd. Class H	231,000	65,917
Anhui Conch Cement Co. Ltd. Class H	18,000	46,319
Bank of China Ltd. Class H	325,000	104,747
Bank of Communications Co. Ltd. Class H	124,000	60,501
China Cinda Asset Management Co. Ltd. Class H	286,000	26,597
China CITIC Bank Corp. Ltd. Class H	110,000	41,479
China Coal Energy Co. Ltd. Class H	270,000	198,806
China Construction Bank Corp. Class H	332,000	176,365
China Railway Group Ltd. Class H	59,000	25,630
China Shenhua Energy Co. Ltd. Class H	85,500	224,918

	Shares	Value

China Tower Corp. Ltd. Class H (b)	478,000	$ 43,234
Dongfeng Motor Group Co. Ltd.	102,000	46,128
Guangzhou Automobile Group Co. Ltd. Class H	76,000	46,279
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	88,000	196,182
Haier Smart Home Co. Ltd. Class H	28,400	71,056
Industrial & Commercial Bank of China Ltd. Class H	270,000	117,289
Inner Mongolia Yitai Coal Co. Ltd. Class B	134,100	189,617
Jiumaojiu International Holdings Ltd. (b)	29,000	45,514
PICC Property & Casualty Co. Ltd. Class H	54,000	49,805
Postal Savings Bank of China Co. Ltd. Class H (b)	90,000	41,733
Sinopharm Group Co. Ltd. Class H	103,600	197,438
The People's Insurance Co. Group of China Ltd. Class H	144,000	39,807
TravelSky Technology Ltd. Class H	57,000	82,779
Yangzijiang Shipbuilding Holdings Ltd.	60,900	51,643
TOTAL CHINA		2,189,783
COLOMBIA – 0.4%
Grupo de Inversiones Suramericana S.A.	9,117	74,326
TOTAL COLOMBIA		74,326
CYPRUS – 0.0%
TCS Group Holding PLC GDR (a)(c)	789	990
TOTAL CYPRUS		990
CZECH – 1.0%
CEZ AS	5,803	189,758
TOTAL CZECH		189,758
EGYPT – 0.4%
Commercial International Bank Egypt SAE	62,606	83,993
TOTAL EGYPT		83,993
GREECE – 0.3%
JUMBO S.A.	4,713	67,030
TOTAL GREECE		67,030
HONG KONG – 2.6%
Beijing Enterprises Holdings Ltd.	90,000	228,386
China Merchants Port Holdings Co. Ltd.	21,046	24,666
China Overseas Land & Investment Ltd.	136,000	259,531
TOTAL HONG KONG		512,583
HUNGARY – 0.6%
MOL Hungarian Oil & Gas PLC	20,119	120,450
TOTAL HUNGARY		120,450

See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Common Stocks – continued
	Shares	Value
INDIA – 17.5%
AU Small Finance Bank Ltd. (b)	9,044	$ 64,412
Bajaj Auto Ltd.	1,336	59,262
Bank of Baroda	46,894	83,673
Bharat Electronics Ltd.	28,455	36,730
Cipla Ltd.	15,208	214,476
Coal India Ltd.	82,436	244,935
Federal Bank Ltd.	52,649	83,638
GAIL India Ltd.	231,899	255,775
HCL Technologies Ltd.	3,676	46,236
HDFC Asset Management Co. Ltd. (b)	2,782	69,723
Hindustan Aeronautics Ltd.	1,260	38,511
Hindustan Unilever Ltd.	6,972	214,835
Indus Towers Ltd.	20,962	46,975
Infosys Ltd.	9,984	185,460
ITC Ltd.	44,231	186,323
Kotak Mahindra Bank Ltd.	5,792	133,081
Maruti Suzuki India Ltd.	836	96,223
Nestle India Ltd.	656	161,377
NMDC Ltd.	40,976	49,378
NMDC Steel Ltd. (a)(c)	40,976	19,058
Page Industries Ltd.	109	65,534
Pidilite Industries Ltd.	1,912	59,695
Power Finance Corp. Ltd.	47,214	65,735
Power Grid Corp. of India Ltd.	105,991	292,131
SBI Life Insurance Co. Ltd. (b)	5,277	80,703
State Bank of India	14,625	101,378
Sun Pharmaceutical Industries Ltd.	18,943	232,710
Tata Consultancy Services Ltd.	2,897	111,752
Tata Elxsi Ltd.	182	15,382
Vedanta Ltd.	19,095	64,775
Wipro Ltd.	5,740	26,804
TOTAL INDIA		3,406,680
INDONESIA – 6.9%
Adaro Energy Indonesia Tbk PT	971,100	247,795
Astra International Tbk PT	146,100	62,290
Bank Mandiri Persero Tbk PT	179,200	121,209
Bukit Asam Tbk PT	731,600	183,398
Indofood Sukses Makmur Tbk PT	409,100	169,174
Kalbe Farma Tbk PT	2,257,000	296,641
Telkom Indonesia Persero Tbk PT	254,600	71,659
United Tractors Tbk PT	93,800	194,245
TOTAL INDONESIA		1,346,411
KUWAIT – 0.4%
Humansoft Holding Co. KSC	6,613	71,777
TOTAL KUWAIT		71,777

	Shares	Value
MALAYSIA – 2.5%
DiGi.Com Bhd	66,900	$ 53,628
Hong Leong Bank Bhd	16,700	74,740
Nestle Malaysia Bhd	6,100	171,595
Petronas Chemicals Group Bhd	25,200	46,477
Public Bank Bhd	104,400	98,703
TIME dotCom Bhd	50,700	48,791
TOTAL MALAYSIA		493,934
MAURITIUS – 0.1%
MakeMyTrip Ltd. (a)	351	9,768
TOTAL MAURITIUS		9,768
MEXICO – 2.0%
America Movil S.A.B. de C.V. Series L	89,700	84,734
Arca Continental S.A.B. de C.V.	28,900	236,293
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,100	32,603
Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,840	28,833
Sitios Latinoamerica S.A.B. de C.V. (a)	4,485	1,306
TOTAL MEXICO		383,769
PHILIPPINES – 1.6%
Manila Electric Co.	48,680	253,187
PLDT, Inc.	1,735	48,921
TOTAL PHILIPPINES		302,108
POLAND – 0.8%
Asseco Poland S.A.	6,409	92,347
Powszechny Zaklad Ubezpieczen S.A.	12,731	71,508
TOTAL POLAND		163,855
QATAR – 0.6%
Mesaieed Petrochemical Holding Co.	28,110	17,522
Qatar Islamic Bank SAQ	14,658	98,169
TOTAL QATAR		115,691
RUSSIA – 0.5%
Gazprom PJSC (c)	14,450	2,280
Inter RAO UES PJSC (a)(c)	7,348,600	61,099
MMC Norilsk Nickel PJSC (c)	188	1,886
Mobile TeleSystems PJSC ADR (a)(c)	15,647	15,584
Sberbank of Russia PJSC (a)(c)	38,410	356
Surgutneftegas PJSC (c)	56,600	1,045
VTB Bank PJSC (a)(c)	91,900,000	5,295
TOTAL RUSSIA		87,545
SAUDI ARABIA – 2.3%
Al Rajhi Bank (a)	6,194	140,445
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SAUDI ARABIA – continued
Alinma Bank	4,762	$ 47,524
Bank AlBilad (a)	2,917	39,358
SABIC Agri-Nutrients Co.	1,509	63,853
Sahara International Petrochemical Co.	3,903	42,120
The Saudi National Bank	7,029	111,116
TOTAL SAUDI ARABIA		444,416
SOUTH AFRICA – 5.0%
African Rainbow Minerals Ltd.	3,553	50,008
AVI Ltd.	52,953	211,697
Capitec Bank Holdings Ltd.	772	79,839
Exxaro Resources Ltd.	12,967	144,307
Investec Ltd.	12,496	61,435
Kumba Iron Ore Ltd.	1,784	33,587
Mediclinic International PLC	40,294	228,926
MultiChoice Group	7,896	51,572
Rand Merchant Investment Holdings Ltd.	38,341	59,501
Vodacom Group Ltd.	7,413	50,547
TOTAL SOUTH AFRICA		971,419
SOUTH KOREA – 9.6%
Cheil Worldwide, Inc.	3,826	65,671
DB HiTek Co. Ltd.	101	3,138
GS Holdings Corp.	1,161	37,492
Hyundai Marine & Fire Insurance Co. Ltd.	3,395	79,366
Iljin Materials Co. Ltd.	56	2,382
Kangwon Land, Inc. (a)	2,736	44,177
Kia Corp.	1,408	65,534
Korea Zinc Co. Ltd.	154	69,192
KT&G Corp.	3,214	215,929
Kumho Petrochemical Co. Ltd.	528	48,558
L&F Co. Ltd. (a)	62	9,793
LG Corp.	658	36,585
LG Display Co. Ltd.	573	5,129
LG Innotek Co. Ltd.	36	7,493
LG Uplus Corp.	7,092	57,007
Samsung Electro-Mechanics Co. Ltd.	151	12,827
Samsung Electronics Co. Ltd.	14,960	623,837
Samsung SDI Co. Ltd.	144	74,505
Samsung SDS Co. Ltd.	102	8,951
Seegene, Inc.	9,318	187,740
Shinsegae, Inc.	307	45,798
SK Hynix, Inc.	1,393	80,874
SK Square Co. Ltd. (a)	223	5,785
Woori Financial Group, Inc.	10,756	88,724
TOTAL SOUTH KOREA		1,876,487
TAIWAN – 13.1%
Advantech Co. Ltd.	7,000	63,651

	Shares	Value

ASPEED Technology, Inc.	1,000	$ 52,137
Asustek Computer, Inc.	10,000	73,241
Catcher Technology Co. Ltd.	15,000	78,905
Chicony Electronics Co. Ltd.	30,000	74,575
Chunghwa Telecom Co. Ltd.	19,000	65,451
E Ink Holdings, Inc.	14,000	89,285
Eva Airways Corp.	39,000	28,322
Far EasTone Telecommunications Co. Ltd.	23,000	50,465
Formosa Plastics Corp.	21,000	54,158
Gigabyte Technology Co. Ltd.	29,000	83,249
International Games System Co. Ltd.	4,000	43,634
Lite-On Technology Corp.	39,000	77,461
Lotes Co. Ltd.	4,000	96,330
Micro-Star International Co. Ltd.	21,000	71,363
Nanya Technology Corp.	46,000	77,803
Novatek Microelectronics Corp.	10,000	74,792
Pegatron Corp.	41,000	75,072
Pou Chen Corp.	68,000	57,506
Radiant Opto-Electronics Corp.	25,000	76,344
Ruentex Development Co. Ltd.	312,000	383,434
Simplo Technology Co. Ltd.	9,000	71,643
Sinbon Electronics Co. Ltd.	9,000	69,967
SinoPac Financial Holdings Co. Ltd.	155,670	77,781
Synnex Technology International Corp.	44,000	71,826
Taichung Commercial Bank Co. Ltd.	166,900	65,004
Taiwan Cooperative Financial Holding Co. Ltd.	106,000	82,241
Taiwan Fertilizer Co. Ltd.	21,000	34,085
Taiwan Mobile Co. Ltd.	18,000	53,124
The Shanghai Commercial & Savings Bank Ltd.	53,000	76,319
Tripod Technology Corp.	23,000	63,670
Union Bank Of Taiwan	169,602	79,742
WPG Holdings Ltd.	48,000	65,470
TOTAL TAIWAN		2,558,050
THAILAND – 0.9%
Advanced Info Service PCL NVDR	10,900	54,700
Intouch Holdings PCL NVDR	26,800	50,699
Krung Thai Bank PCL NVDR	172,900	79,500
TOTAL THAILAND		184,899
TURKEY – 2.3%
Akbank TAS	151,804	119,303
Enka Insaat ve Sanayi AS	32,573	32,813
Haci Omer Sabanci Holding AS	64,111	115,589
Turkcell Iletisim Hizmetleri AS	53,535	73,786
Turkiye Is Bankasi AS Class C	225,920	113,185
TOTAL TURKEY		454,676

See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Common Stocks – continued
	Shares	Value
UNITED ARAB EMIRATES – 2.0%
Emaar Properties PJSC	238,264	$ 393,101
TOTAL UNITED ARAB EMIRATES		393,101
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	1,140	47,139
TOTAL UNITED STATES OF AMERICA		47,139
TOTAL COMMON STOCKS (Cost $22,779,366)		18,973,774
Preferred Stock – 2.5%

BRAZIL – 2.2%
Bradespar S.A.	6,400	29,285
Itausa S.A.	61,210	125,284
Petroleo Brasileiro S.A.	49,400	280,645
TOTAL BRAZIL		435,214
CHILE – 0.3%
Sociedad Quimica y Minera de Chile S.A. Class B	510	48,524
TOTAL CHILE		48,524

	Shares	Value
RUSSIA – 0.0%
Transneft PJSC (c)	12	$ 5,251
TOTAL RUSSIA		5,251
TOTAL PREFERRED STOCKS (Cost $528,738)		488,989
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $23,308,104)		19,462,763
NET OTHER ASSETS (LIABILITIES) – 0.2%		44,516
NET ASSETS – 100.0%		$ 19,507,279

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,396 or 3.0% of net assets.
(c)	Level 3 security.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index (United States)	1	December 2022	$42,680	$623	$623
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 3.10%	$50,336	$1,148,158	$1,198,494	$93	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,157,940	$ 1,142,356	$ —	$ 15,584
Consumer Discretionary	1,674,438	1,674,438	—	—
Consumer Staples	2,090,072	2,090,072	—	—
Energy	1,789,288	1,785,963	—	3,325
Financials	3,741,466	3,734,825	—	6,641
Health Care	1,721,149	1,721,149	—	—
Industrials	336,336	336,336	—	—
Information Technology	2,888,578	2,888,578	—	—
Materials	809,415	788,471	—	20,944
Real Estate	1,174,922	1,174,922	—	—
Utilities	1,590,170	1,529,071	—	61,099
Preferred Stock	488,989	483,738	—	5,251
Total Investments in Securities:	$ 19,462,763	$ 19,349,919	$ —	$ 112,844

Derivative Instruments:
Assets
Futures Contracts	$ 623	$ 623	$ —	$ —
Total Assets	$ 623	$ 623	—	$ —
Total Derivative Instruments:	$ 623	$ 623	$ —	$ —
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Financials
Beginning Balance	$ —
Net Realized Gain (Loss) on Investment Securities	—
Net Unrealized Gain (Loss) on Investment Securities	(325,955)
Cost of Purchases	16,555
Proceeds of Sales	—
Amortization/Accretion	—
Transfers into Level 3	316,041
Transfers out of Level 3	—
Ending Balance	$ 6,641
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$ (325,955)
Utilities
Beginning Balance	$ —
Net Realized Gain (Loss) on Investment Securities	—
Net Unrealized Gain (Loss) on Investment Securities	(415,383)
Cost of Purchases	49,799
Proceeds of Sales	—
Amortization/Accretion	—
Transfers into Level 3	426,683
Transfers out of Level 3	—
Ending Balance	$ 61,099
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$ (415,383)
Other Investments in Securities
Beginning Balance	$ —
Net Realized Gain (Loss) on Investment Securities	26
See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Investments in Securities:
Net Unrealized Gain (Loss) on Investment Securities	(255,997)
Cost of Purchases	213,568
Proceeds of Sales	(2,154)
Amortization/Accretion	—
Transfers into Level 3	89,661
Transfers out of Level 3	—
Ending Balance	$ 45,104
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$ (255,997)
The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund’s Statement of Operations.
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$623	$0
Total Equity Risk	623	0
Total Value of Derivatives	$623	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 7.4%
Australia & New Zealand Banking Group Ltd.	71,991	$ 1,176,646
BHP Group Ltd.	64,455	1,539,821
Fortescue Metals Group Ltd.	93,243	876,476
Sonic Healthcare Ltd.	9,797	205,294
Wesfarmers Ltd.	10,350	300,868
Westpac Banking Corp.	92,229	1,421,907
Woodside Energy Group Ltd.	11,586	266,564
Woolworths Group Ltd.	8,785	185,492
TOTAL AUSTRALIA		5,973,068
BERMUDA – 0.4%
Jardine Matheson Holdings Ltd.	6,682	307,506
TOTAL BERMUDA		307,506
CANADA – 17.2%
Barrick Gold Corp.	109,807	1,649,460
BCE, Inc.	38,661	1,741,665
Canadian National Railway Co.	6,357	752,186
Emera, Inc.	47,347	1,752,538
Enbridge, Inc.	51,510	2,004,436
Great-West Lifeco, Inc.	33,352	771,176
Manulife Financial Corp.	58,933	975,556
Royal Bank of Canada	16,285	1,504,875
TC Energy Corp.	39,703	1,741,745
The Bank of Nova Scotia	20,184	974,390
TOTAL CANADA		13,868,027
FINLAND – 0.7%
Kone Oyj Class B	8,192	335,602
Orion Oyj Class B	5,016	230,775
TOTAL FINLAND		566,377
FRANCE – 10.7%
AXA S.A.	44,268	1,093,807
BNP Paribas S.A.	20,883	980,284
Bouygues S.A.	14,512	414,224
Carrefour S.A.	8,681	139,723
Danone S.A.	3,443	171,301
Euroapi S.A. (a)	182	3,185
La Francaise des Jeux SAEM (b)	12,180	397,258
Orange S.A.	216,025	2,056,299
Sanofi	4,138	357,162
Schneider Electric SE	4,637	587,813
TotalEnergies SE	44,772	2,438,198
TOTAL FRANCE		8,639,254
GERMANY – 4.4%
Allianz SE	6,389	1,150,515
BASF SE	28,617	1,285,066

	Shares	Value

Daimler AG	5,662	$ 327,928
SAP SE	2,648	255,617
Siemens AG	5,011	547,958
TOTAL GERMANY		3,567,084
HONG KONG – 4.8%
BOC Hong Kong Holdings Ltd.	328,000	1,019,535
Hang Seng Bank Ltd.	64,000	900,909
Power Assets Holdings Ltd.	401,500	1,920,588
TOTAL HONG KONG		3,841,032
IRELAND – 1.4%
Smurfit Kappa Group PLC	35,256	1,168,362
TOTAL IRELAND		1,168,362
ITALY – 2.3%
Enel SpA	420,493	1,878,071
TOTAL ITALY		1,878,071
JAPAN – 16.8%
Canon, Inc.	8,600	182,490
ENEOS Holdings, Inc.	402,200	1,325,378
Honda Motor Co. Ltd.	13,100	297,281
Iida Group Holdings Co. Ltd.	13,600	189,038
ITOCHU Corp.	19,500	504,965
Japan Tobacco, Inc.	19,600	324,920
Kajima Corp.	41,000	386,457
Mitsubishi Corp.	18,900	512,570
Mitsui & Co. Ltd.	24,100	533,934
Mizuho Financial Group, Inc.	108,100	1,168,020
Nintendo Co. Ltd.	47,400	1,935,735
Nomura Holdings, Inc.	292,400	947,814
Otsuka Holdings Co. Ltd.	9,400	301,412
Seiko Epson Corp.	11,500	156,753
Sekisui House Ltd.	15,100	251,438
Shin-Etsu Chemical Co. Ltd.	12,500	1,306,893
SoftBank Corp.	175,800	1,733,339
Sumitomo Corp.	34,300	437,418
Takeda Pharmaceutical Co. Ltd.	13,200	347,950
Tokyo Electron Ltd.	600	159,411
Toyota Motor Corp.	42,135	583,826
TOTAL JAPAN		13,587,042
NETHERLANDS – 1.7%
ASR Nederland N.V.	23,075	1,016,928
BE Semiconductor Industries N.V.	2,136	109,187
Koninklijke Ahold Delhaize N.V.	6,080	169,759
Koninklijke Philips N.V.	7,745	98,119
TOTAL NETHERLANDS		1,393,993

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Common Stocks – continued
	Shares	Value
NORWAY – 2.0%
Yara International ASA	35,279	$ 1,574,463
TOTAL NORWAY		1,574,463
SINGAPORE – 0.3%
Venture Corp. Ltd.	18,600	209,383
TOTAL SINGAPORE		209,383
SPAIN – 8.5%
ACS Actividades de Construccion y Servicios S.A.	18,036	462,582
Endesa S.A.	134,409	2,243,057
Industria de Diseno Textil S.A.	12,891	292,274
Repsol S.A.	146,598	1,991,516
Telefonica S.A.	542,538	1,868,718
TOTAL SPAIN		6,858,147
SWEDEN – 4.4%
Investor AB Class B	61,844	1,009,387
Skandinaviska Enskilda Banken AB Class A	90,412	953,174
Swedbank AB Class A	63,023	939,033
Telefonaktiebolaget LM Ericsson Class B	16,944	94,147
Volvo AB Class B	34,732	568,261
TOTAL SWEDEN		3,564,002
SWITZERLAND – 4.6%
ABB Ltd.	14,684	408,496
Accelleron Industries Ltd. (a)	734	12,454
Cie Financiere Richemont S.A.	3,228	315,913
Lonza Group AG	241	124,118
Nestle S.A.	5,296	577,043
Novartis AG	5,560	449,467
Roche Holding AG	1,608	534,340
Zurich Insurance Group AG	3,033	1,295,030
TOTAL SWITZERLAND		3,716,861
UNITED KINGDOM – 11.7%
AstraZeneca PLC	4,730	558,421
BAE Systems PLC	61,893	580,345
BP PLC	444,731	2,456,772

	Shares	Value

British American Tobacco PLC	6,137	$ 242,605
Direct Line Insurance Group PLC	292,874	680,470
GSK PLC	14,838	244,092
Haleon PLC (a)	18,693	57,679
Imperial Brands PLC	6,613	161,719
Legal & General Group PLC	333,655	894,694
M&G PLC	423,559	854,388
Persimmon PLC	11,818	177,567
RELX PLC	19,185	517,095
Rio Tinto PLC	30,711	1,604,242
The Sage Group PLC	18,841	157,662
Unilever PLC	6,184	282,982
TOTAL UNITED KINGDOM		9,470,733
TOTAL COMMON STOCKS (Cost $100,246,882)		80,183,405
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 3.10% (c) (Cost $48,989)	48,979	48,989
TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost $100,295,871)		80,232,394
NET OTHER ASSETS (LIABILITIES) – 0.6%		497,319
NET ASSETS – 100.0%		$ 80,729,713

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,258 or 0.5% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index (United States)	6	December 2022	$526,770	$(1,006)	$(1,006)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 3.10%	$ 56,466	$25,726,305	$25,733,782	$ 694	$—	$—	$48,989	0.0%
Fidelity Securities Lending Cash Central Fund, 3.10%	4,768,155	17,340,863	22,109,018	22,047	—	—	$ —	0.0%
Total	$4,824,621	$43,067,168	$47,842,800	$22,741	$—	$—	$48,989
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 9,335,756	$ 9,335,756	$ —	$ —
Consumer Discretionary	3,133,391	3,133,391	—	—
Consumer Staples	2,313,223	2,313,223	—	—
Energy	12,224,609	12,224,609	—	—
Financials	21,728,538	21,728,538	—	—
Health Care	3,454,335	3,454,335	—	—
Industrials	7,869,866	7,869,866	—	—
Information Technology	1,324,650	1,324,650	—	—
Materials	11,004,783	11,004,783	—	—
Utilities	7,794,254	7,794,254	—	—
Money Market Fund	48,989	48,989	—	—
Total Investments in Securities:	$ 80,232,394	$ 80,232,394	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (1,006)	$ (1,006)	$ —	$ —
Total Liabilities	$ (1,006)	$ (1,006)	—	$ —
Total Derivative Instruments:	$ (1,006)	$ (1,006)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(1,006)
Total Equity Risk	0	(1,006)
Total Value of Derivatives	$0	$(1,006)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Fidelity® International Multifactor ETF
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 5.2%
ASX Ltd.	583	$ 25,238
BHP Group Ltd.	2,531	60,465
Commonwealth Bank of Australia	1,541	103,151
CSL Ltd.	628	112,634
Fortescue Metals Group Ltd.	1,712	16,093
JB Hi-Fi Ltd.	514	14,104
Macquarie Group Ltd.	466	50,508
Medibank Pvt Ltd.	13,052	23,452
Rio Tinto Ltd.	340	19,176
Sonic Healthcare Ltd.	2,199	46,080
Suncorp Group Ltd.	4,297	31,351
Telstra Group Ltd.	61,041	153,008
Wesfarmers Ltd.	1,020	29,651
TOTAL AUSTRALIA		684,911
BAILIWICK OF JERSEY – 0.7%
Experian PLC	1,628	51,996
Man Group PLC	18,160	45,308
TOTAL BAILIWICK OF JERSEY		97,304
BELGIUM – 1.5%
Elia Group S.A.	1,134	143,349
UCB S.A.	803	60,571
TOTAL BELGIUM		203,920
BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	1,477	67,972
TOTAL BERMUDA		67,972
CANADA – 10.2%
Bank of Montreal	597	54,923
Canadian Apartment Properties REIT	4,623	142,989
Canadian Imperial Bank of Commerce	887	40,232
Canadian National Railway Co.	568	67,208
Canadian Natural Resources Ltd.	673	40,314
Canadian Pacific Railway Ltd.	894	66,563
Canadian Utilities Ltd. Class A	5,788	153,818
CGI, Inc. (a)	250	20,113
Constellation Software, Inc.	17	24,551
Crescent Point Energy Corp.	2,948	23,017
Dollarama, Inc.	594	35,251
Empire Co. Ltd.	3,412	87,548
Fairfax Financial Holdings Ltd.	43	21,092
Intact Financial Corp.	216	32,780
Loblaw Cos. Ltd.	1,216	99,505
Manulife Financial Corp.	2,092	34,630
Open Text Corp.	446	12,902
Royal Bank of Canada	1,105	102,112
Stantec, Inc.	560	27,367

	Shares	Value

Teck Resources Ltd. Class B (a)	1,470	$ 44,691
The Bank of Nova Scotia	1,046	50,496
The Toronto-Dominion Bank	1,452	92,812
Vermilion Energy, Inc.	894	20,835
West Fraser Timber Co. Ltd.	440	32,996
Whitecap Resources, Inc.	2,965	22,954
TOTAL CANADA		1,351,699
DENMARK – 3.2%
AP Moller - Maersk A/S Class B	21	43,937
Coloplast A/S Class B	541	60,330
Novo Nordisk A/S Class B	1,889	205,412
Novozymes A/S Class B	531	27,895
Pandora A/S	514	27,097
Ringkjoebing Landbobank A/S	398	43,327
SimCorp A/S	302	18,042
TOTAL DENMARK		426,040
FINLAND – 1.0%
Kone Oyj Class B	1,286	52,684
Orion Oyj Class B	1,181	54,335
TietoEVRY Oyj	849	20,256
TOTAL FINLAND		127,275
FRANCE – 6.4%
Bureau Veritas S.A.	2,028	50,250
Dassault Aviation S.A.	370	55,000
Dassault Systemes SE	796	26,709
Edenred	521	26,756
EssilorLuxottica S.A.	211	33,440
Gaztransport Et Technigaz S.A.	48	5,584
Hermes International	25	32,381
Ipsen S.A.	579	59,515
La Francaise des Jeux SAEM (b)	302	9,850
LVMH Moet Hennessy Louis Vuitton SE	152	95,997
Publicis Groupe S.A.	2,866	160,722
Sanofi	1,527	131,799
Sodexo S.A.	149	13,215
Teleperformance	189	50,678
Thales S.A.	470	59,761
TotalEnergies SE	758	41,279
TOTAL FRANCE		852,936
GERMANY – 2.8%
Allianz SE	505	90,939
Beiersdorf AG	759	72,900
Deutsche Post AG	1,445	51,286
GEA Group AG	966	33,798
K+S AG	1,326	29,304
Knorr-Bremse AG	582	26,207

See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
GERMANY – continued
Merck KGaA	388	$ 63,274
TOTAL GERMANY		367,708
HONG KONG – 1.4%
BOC Hong Kong Holdings Ltd.	13,000	40,409
Sino Land Co. Ltd.	129,532	138,445
TOTAL HONG KONG		178,854
ISRAEL – 2.0%
Bank Hapoalim BM	5,226	50,634
Bank Leumi Le-Israel BM	5,229	50,143
ICL Group Ltd.	3,181	28,850
Israel Discount Bank Ltd. Class A	8,079	46,185
Mizrahi Tefahot Bank Ltd.	1,230	46,726
Nice Ltd. (a)	126	23,979
Tower Semiconductor Ltd. (a)	507	21,781
TOTAL ISRAEL		268,298
ITALY – 2.3%
Assicurazioni Generali SpA	3,567	53,552
Eni SpA	1,087	14,239
Moncler SpA	787	33,983
Recordati Industria Chimica e Farmaceutica SpA	1,269	47,698
Snam SpA	34,341	152,802
TOTAL ITALY		302,274
JAPAN – 22.1%
Advance Residence Investment Corp.	67	155,966
Astellas Pharma, Inc.	7,700	106,018
Bandai Namco Holdings, Inc.	500	33,108
Canon, Inc.	1,600	33,952
Dai Nippon Printing Co. Ltd.	2,200	44,152
Daito Trust Construction Co. Ltd.	2,000	197,935
FUJIFILM Holdings Corp.	700	32,114
Honda Motor Co. Ltd.	2,100	47,656
Inpex Corp.	2,500	25,532
ITOCHU Corp.	2,500	64,739
Japan Post Holdings Co. Ltd.	7,100	47,749
Japan Tobacco, Inc.	6,800	112,727
Kajima Corp.	4,400	41,473
KDDI Corp.	5,700	168,544
Medipal Holdings Corp.	6,600	81,926
Mitsubishi Corp.	2,400	65,088
Mitsui & Co. Ltd.	3,100	68,680
Nexon Co. Ltd.	6,300	105,837
NGK Spark Plug Co. Ltd.	1,700	30,995
Nippon Telegraph & Telephone Corp.	5,800	159,755
Nissan Chemical Corp.	700	31,554

	Shares	Value

Nomura Research Institute Ltd.	1,100	$ 24,459
Obayashi Corp.	6,700	43,048
Obic Co. Ltd.	200	30,101
Ono Pharmaceutical Co. Ltd.	4,100	96,435
Osaka Gas Co. Ltd.	11,300	167,407
Secom Co. Ltd.	800	45,701
Sekisui House Ltd.	2,200	36,633
Shimano, Inc.	200	31,049
Shionogi & Co. Ltd.	2,100	97,346
Sojitz Corp.	2,900	42,807
Sompo Holdings, Inc.	1,300	54,166
Sony Group Corp.	1,000	67,198
Sumitomo Forestry Co. Ltd.	2,200	34,487
Sumitomo Mitsui Trust Holdings, Inc.	1,700	48,918
Suntory Beverage & Food Ltd.	2,800	93,814
Taisei Corp.	1,600	43,651
TIS, Inc.	1,000	27,013
Tokio Marine Holdings, Inc.	3,700	66,988
TOPPAN, Inc.	2,900	43,295
Tosoh Corp.	2,800	30,499
Toyo Suisan Kaisha Ltd.	2,500	93,854
Trend Micro, Inc.	500	25,263
USS Co. Ltd.	1,900	28,723
TOTAL JAPAN		2,928,355
NETHERLANDS – 3.5%
ASML Holding N.V.	211	99,683
Heineken Holding N.V.	1,040	71,027
Koninklijke Ahold Delhaize N.V.	3,566	99,566
Koninklijke KPN N.V.	45,834	128,244
Wolters Kluwer N.V.	580	61,652
TOTAL NETHERLANDS		460,172
NORWAY – 0.8%
Equinor ASA	433	15,841
Orkla ASA	9,158	61,800
Yara International ASA	719	32,088
TOTAL NORWAY		109,729
PORTUGAL – 0.6%
Galp Energia SGPS S.A.	654	6,642
Jeronimo Martins SGPS S.A.	3,370	69,879
TOTAL PORTUGAL		76,521
SINGAPORE – 1.1%
Oversea-Chinese Banking Corp. Ltd.	6,981	59,840
Singapore Exchange Ltd.	5,900	35,106
United Overseas Bank Ltd.	2,900	56,889
TOTAL SINGAPORE		151,835

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Common Stocks – continued
	Shares	Value
SOUTH AFRICA – 0.4%
Investec PLC	9,782	$ 49,386
TOTAL SOUTH AFRICA		49,386
SPAIN – 3.5%
Banco de Sabadell S.A.	67,782	53,299
CaixaBank S.A.	16,801	55,677
Enagas S.A.	9,042	146,785
Industria de Diseno Textil S.A.	1,966	44,575
Red Electrica Corp. S.A.	8,979	145,096
Repsol S.A.	822	11,167
TOTAL SPAIN		456,599
SWEDEN – 3.3%
Atlas Copco AB Class A	5,212	55,674
Axfood AB	2,376	58,785
Epiroc AB Class A	2,400	36,715
Essity AB Class B	3,368	71,137
Investor AB Class B	3,963	64,682
Securitas AB Class B	4,066	33,240
SSAB AB	6,225	29,935
Swedish Match AB	8,145	83,732
TOTAL SWEDEN		433,900
SWITZERLAND – 12.6%
Alcon, Inc.	923	56,205
Baloise Holding AG	293	40,052
Cie Financiere Richemont S.A.	552	54,022
EMS-Chemie Holding AG	38	23,903
Galenica AG (b)	535	38,438
Geberit AG	90	40,047
Kuehne + Nagel International AG	165	35,185
Nestle S.A.	3,027	329,817
Novartis AG	2,529	204,443
PSP Swiss Property AG	1,686	180,267
Roche Holding AG	753	250,222
Sonova Holding AG	152	35,951
Straumann Holding AG	375	35,741
Swisscom AG	286	141,264
The Swatch Group AG	150	33,785
UBS Group AG	5,000	79,390
Zurich Insurance Group AG	197	84,115
TOTAL SWITZERLAND		1,662,847

	Shares	Value
UNITED KINGDOM – 14.2%
Admiral Group PLC	2,301	$ 53,435
Anglo American PLC	1,340	40,244
AstraZeneca PLC	1,744	205,896
Auto Trader Group PLC (b)	18,095	108,668
BAE Systems PLC	5,806	54,440
Barclays PLC	36,452	62,013
British American Tobacco PLC	3,377	133,498
Compass Group PLC	1,900	40,175
Diageo PLC	3,179	131,692
GSK PLC	6,068	99,822
IG Group Holdings PLC	5,374	49,220
Imperial Brands PLC	3,276	80,114
InterContinental Hotels Group PLC	475	25,682
RELX PLC	2,493	67,194
Rightmove PLC	18,054	102,228
Rio Tinto PLC	905	47,274
Safestore Holdings PLC	12,406	129,053
Shell PLC	2,221	61,474
SSE PLC	8,644	154,857
Tesco PLC	23,703	58,702
The Sage Group PLC	2,891	24,192
Unilever PLC	3,404	155,768
TOTAL UNITED KINGDOM		1,885,641
TOTAL COMMON STOCKS (Cost $14,699,227)		13,144,176
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $14,699,227)		13,144,176
NET OTHER ASSETS (LIABILITIES) – 0.7%		98,436
NET ASSETS – 100.0%		$ 13,242,612

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,956 or 1.2% of net assets.
See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index (United States)	1	December 2022	$87,795	$(4,728)	$(4,728)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 3.10%	$119,828	$648,462	$768,290	$128	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Investment Valuation
The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,228,270	$ 1,228,270	$ —	$ —
Consumer Discretionary	799,617	799,617	—	—
Consumer Staples	1,965,865	1,965,865	—	—
Energy	288,878	288,878	—	—
Financials	2,090,925	2,090,925	—	—
Health Care	2,183,531	2,183,531	—	—
Industrials	1,591,488	1,591,488	—	—
Information Technology	491,866	491,866	—	—
Materials	494,967	494,967	—	—
Real Estate	944,655	944,655	—	—
Utilities	1,064,114	1,064,114	—	—
Total Investments in Securities:	$ 13,144,176	$ 13,144,176	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (4,728)	$ (4,728)	$ —	$ —
Total Liabilities	$ (4,728)	$ (4,728)	—	$ —
Total Derivative Instruments:	$ (4,728)	$ (4,728)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(4,728)
Total Equity Risk	0	(4,728)
Total Value of Derivatives	$0	$(4,728)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 5.2%
Aristocrat Leisure Ltd.	9,054	$ 214,620
Australia & New Zealand Banking Group Ltd.	30,107	492,079
BHP Group Ltd.	17,384	415,301
Fortescue Metals Group Ltd.	15,354	144,326
Macquarie Group Ltd.	3,825	414,580
Sonic Healthcare Ltd.	13,576	284,482
TOTAL AUSTRALIA		1,965,388
BAILIWICK OF JERSEY – 1.9%
Ferguson PLC	2,505	274,281
Glencore PLC	80,437	462,592
TOTAL BAILIWICK OF JERSEY		736,873
BERMUDA – 0.9%
Hongkong Land Holdings Ltd.	27,000	103,950
Jardine Matheson Holdings Ltd.	5,500	253,110
TOTAL BERMUDA		357,060
CANADA – 12.3%
Alimentation Couche-Tard, Inc.	8,442	377,524
Canadian National Railway Co.	2,535	299,951
Canadian Natural Resources Ltd.	8,704	521,391
Canadian Pacific Railway Ltd.	3,986	296,777
Canadian Tire Corp. Ltd. Class A	1,232	137,908
CGI, Inc. (a)	4,346	349,643
Fairfax Financial Holdings Ltd.	632	310,007
Fortis, Inc.	4,465	173,978
Manulife Financial Corp.	21,214	351,169
Power Corp. of Canada	12,493	309,841
Suncor Energy, Inc.	13,224	454,292
Teck Resources Ltd. Class B (a)	16,704	507,837
The Toronto-Dominion Bank	9,034	577,453
TOTAL CANADA		4,667,771
DENMARK – 0.7%
AP Moller - Maersk A/S Class B	120	251,070
TOTAL DENMARK		251,070
FINLAND – 1.5%
Nokia Oyj	66,439	295,952
TietoEVRY Oyj	10,657	254,263
TOTAL FINLAND		550,215
FRANCE – 11.6%
BNP Paribas S.A.	8,490	398,535
Bouygues S.A.	13,847	395,243
Capgemini SE	1,829	300,529
Carrefour S.A.	12,563	202,205
Cie de Saint-Gobain	9,866	403,694

	Shares	Value

Engie S.A.	37,453	$ 486,917
La Francaise des Jeux SAEM (b)	12,624	411,739
Renault S.A. (a)	15,306	471,530
Sanofi	5,888	508,209
Societe Generale S.A.	14,118	324,071
TotalEnergies SE	9,243	503,356
TOTAL FRANCE		4,406,028
GERMANY – 9.1%
Allianz SE	2,544	458,117
Bayerische Motoren Werke AG	4,269	335,516
Daimler AG	6,342	367,312
Deutsche Bank AG	37,105	354,259
Deutsche Post AG	11,948	424,054
Deutsche Telekom AG	26,015	492,743
Fresenius SE & Co. KGaA	13,406	308,721
SAP SE	5,584	539,036
Vonovia SE	6,941	153,667
TOTAL GERMANY		3,433,425
HONG KONG – 1.5%
AIA Group Ltd.	48,200	365,037
Sun Hung Kai Properties Ltd.	17,000	182,889
TOTAL HONG KONG		547,926
ITALY – 3.0%
Enel SpA	102,216	456,533
Eni SpA	20,519	268,791
UniCredit SpA	33,869	420,037
TOTAL ITALY		1,145,361
JAPAN – 21.3%
Daiwa House Industry Co. Ltd.	14,800	299,913
Fujitsu Ltd.	2,800	322,602
Honda Motor Co. Ltd.	11,800	267,779
Inpex Corp.	23,200	236,940
ITOCHU Corp.	15,500	401,383
Japan Post Holdings Co. Ltd.	52,100	350,383
Japan Tobacco, Inc.	33,700	558,662
KDDI Corp.	11,300	334,131
Marubeni Corp.	40,200	352,411
Medipal Holdings Corp.	26,700	331,426
Mitsubishi Corp.	14,400	390,530
Mitsui & Co. Ltd.	19,300	427,590
NEC Corp.	9,000	298,214
Nippon Steel Corp.	30,200	415,000
Nippon Telegraph & Telephone Corp.	11,000	302,984
Nippon Yusen KK	13,500	245,141
Otsuka Holdings Co. Ltd.	12,100	387,988
Sony Group Corp.	5,300	356,150

See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Common Stocks – continued
	Shares	Value
JAPAN – continued
Sumitomo Forestry Co. Ltd.	13,300	$ 208,491
Sumitomo Mitsui Financial Group, Inc.	14,700	412,710
Tokyo Electric Power Co. Holdings, Inc. (a)	73,100	238,527
Tokyo Electron Ltd.	1,300	345,390
Toyota Motor Corp.	43,200	598,583
TOTAL JAPAN		8,082,928
LUXEMBOURG – 0.8%
ArcelorMittal S.A.	13,888	310,967
TOTAL LUXEMBOURG		310,967
NETHERLANDS – 3.4%
Heineken Holding N.V.	2,668	182,211
Koninklijke Ahold Delhaize N.V.	9,310	259,943
Koninklijke Philips N.V.	17,114	216,812
Randstad N.V.	6,296	313,871
Stellantis N.V.	23,227	313,585
TOTAL NETHERLANDS		1,286,422
SINGAPORE – 1.3%
Oversea-Chinese Banking Corp. Ltd.	31,000	265,727
Singapore Telecommunications Ltd.	131,800	232,846
TOTAL SINGAPORE		498,573
SPAIN – 1.1%
Banco Santander S.A.	155,061	401,834
TOTAL SPAIN		401,834
SWEDEN – 2.3%
Essity AB Class B	8,756	184,938
Telefonaktiebolaget LM Ericsson Class B	43,480	241,589
Volvo AB Class B	28,082	459,459
TOTAL SWEDEN		885,986
SWITZERLAND – 7.9%
Adecco Group AG	10,081	315,702
Alcon, Inc.	2,227	135,612
Nestle S.A.	8,283	902,501
Novartis AG	6,745	545,261
Roche Holding AG	2,010	667,925
UBS Group AG	25,945	411,957
TOTAL SWITZERLAND		2,978,958

	Shares	Value
UNITED KINGDOM – 13.5%
3i Group PLC	31,751	$ 424,238
Anglo American PLC	11,893	357,182
Barclays PLC	267,442	454,981
British American Tobacco PLC	12,690	501,656
GSK PLC	24,909	409,765
Hikma Pharmaceuticals PLC	15,762	226,663
Imperial Brands PLC	14,917	364,790
Kingfisher PLC	109,354	275,605
Marks & Spencer Group PLC (a)	170,245	206,792
RELX PLC	13,142	354,218
Rio Tinto PLC	7,700	402,223
Segro PLC	9,742	88,049
Shell PLC	24,863	688,169
Vodafone Group PLC	299,913	350,968
TOTAL UNITED KINGDOM		5,105,299
TOTAL COMMON STOCKS (Cost $43,612,655)		37,612,084
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 3.10% (c) (Cost $34,107)	34,100	34,107
TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost $43,646,762)		37,646,191
NET OTHER ASSETS (LIABILITIES) – 0.6%		236,393
NET ASSETS – 100.0%		$ 37,882,584

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,739 or 1.1% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index (United States)	3	December 2022	$263,385	$13,176	$13,176
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 3.10%	$33,305	$ 8,725,193	$ 8,724,391	$ 890	$—	$—	$34,107	0.0%
Fidelity Securities Lending Cash Central Fund, 3.10%	—	2,367,210	2,367,210	4,068	—	—	$ —	0.0%
Total	$33,305	$11,092,403	$11,091,601	$4,958	$—	$—	$34,107
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Investment Valuation
The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,713,672	$ 1,713,672	$ —	$ —
Consumer Discretionary	4,165,610	4,165,610	—	—
Consumer Staples	3,534,430	3,534,430	—	—
Energy	2,672,939	2,672,939	—	—
Financials	7,497,015	7,497,015	—	—
Health Care	4,022,864	4,022,864	—	—
Industrials	5,858,485	5,858,485	—	—
Information Technology	2,947,218	2,947,218	—	—
Materials	3,015,428	3,015,428	—	—
Real Estate	828,468	828,468	—	—
Utilities	1,355,955	1,355,955	—	—
Money Market Fund	34,107	34,107	—	—
Total Investments in Securities:	$ 37,646,191	$ 37,646,191	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 13,176	$ 13,176	$ —	$ —
Total Assets	$ 13,176	$ 13,176	—	$ —
Total Derivative Instruments:	$ 13,176	$ 13,176	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$13,176	$0
Total Equity Risk	13,176	0
Total Value of Derivatives	$13,176	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Financial Statements
Statements of Assets and Liabilities
October 31, 2022
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$19,462,763	$ 80,183,405	$13,144,176	$ 37,612,084
Fidelity Central Funds	—	48,989	—	34,107
Total Investments in Securities	$19,462,763	$ 80,232,394	$13,144,176	$ 37,646,191
Segregated cash with brokers for derivative instruments	2,153	27,207	4,535	13,604
Cash	3,365	27,923	14,408	2,513
Foreign currency held at value (cost $79,251, $46,348, $12,008 and $14,297, respectively)	79,666	45,994	12,090	14,213
Dividends receivable	10,579	249,595	40,105	143,789
Reclaims receivable	—	176,377	32,184	76,386
Total assets	19,558,526	80,759,490	13,247,498	37,896,696
Liabilities
Accrued management fees	7,386	25,416	4,159	11,931
Payable for daily variation margin on futures contracts	102	4,361	727	2,181
Other payables and accrued expenses	43,759	—	—	—
Total liabilities	51,247	29,777	4,886	14,112
Net Assets	$19,507,279	$ 80,729,713	$13,242,612	$ 37,882,584
Net Assets consist of:
Paid in capital	$25,651,703	$108,415,781	$16,474,199	$ 49,389,932
Total accumulated earnings (loss)	(6,144,424)	(27,686,068)	(3,231,587)	(11,507,348)
Net Assets	$19,507,279	$ 80,729,713	$13,242,612	$ 37,882,584
Shares outstanding	1,000,000	4,800,000	600,000	2,000,000
Net Asset Value per share	$ 19.51	$ 16.82	$ 22.07	$ 18.94
Investments at cost – Unaffiliated issuers	$23,308,104	$100,246,882	$14,699,227	$ 43,612,655
Investments at cost – Fidelity Central Funds	—	48,989	—	34,107
Investments at cost	$23,308,104	$100,295,871	$14,699,227	$ 43,646,762
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Statements of Operations
For the year ended October 31, 2022
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Investment Income
Dividends	$ 972,125	$ 4,735,912	$ 462,778	$ 1,703,163
Non-Cash dividends	57,540	522,171	40,383	109,482
Interest	55	188	32	87
Income from Fidelity Central Funds (including $—, $22,047, $— and $4,068, from security lending, respectively)	93	22,741	128	4,958
Income before foreign taxes withheld	1,029,813	5,281,012	503,321	1,817,690
Less foreign taxes withheld	(109,425)	(440,798)	(52,974)	(146,462)
Total income	920,388	4,840,214	450,347	1,671,228
Expenses
Management fees	96,586	353,053	60,629	156,069
Independent trustees' fees and expenses	73	305	54	135
Total expenses before reductions	96,659	353,358	60,683	156,204
Expense reductions	(2)	(3)	(47)	(53)
Total expenses	96,657	353,355	60,636	156,151
Net investment income (loss)	823,731	4,486,859	389,711	1,515,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities (net of foreign taxes of $24,041, $-, $-, $-, respectively.)	(1,810,814)	(1,425,978)	(1,493,659)	(3,816,218)
Net realized gain (loss) on In-kind redemptions	—	6,994,732	376,924	2,088,639
Net realized gain (loss) on futures contracts	(28,472)	(260,918)	(36,554)	(77,444)
Net realized gain (loss) on foreign currency transactions	(36,299)	(70,612)	(10,551)	(32,689)
Total net realized gain (loss)	(1,875,585)	5,237,224	(1,163,840)	(1,837,712)
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $9,906, $-, $- and $-, respectively.)	(3,939,345)	(26,538,731)	(3,137,698)	(8,191,717)
Change in net unrealized appreciation (depreciation) on futures contracts	623	(4,439)	(1,730)	11,459
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	1,051	(25,650)	(3,731)	(11,012)
Total change in net unrealized appreciation (depreciation)	(3,937,671)	(26,568,820)	(3,143,159)	(8,191,270)
Net gain (loss)	(5,813,256)	(21,331,596)	(4,306,999)	(10,028,982)
Net increase (decrease) in net assets resulting from operations	$(4,989,525)	$(16,844,737)	$(3,917,288)	$ (8,513,905)
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Emerging Markets Multifactor ETF		Fidelity International High Dividend ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 823,731	$ 500,688	$ 4,486,859	$ 2,736,527
Net realized gain (loss)	(1,875,585)	136,954	5,237,224	2,501,097
Change in net unrealized appreciation (depreciation)	(3,937,671)	259,838	(26,568,820)	16,555,183
Net increase (decrease) in net assets resulting from operations	(4,989,525)	897,480	(16,844,737)	21,792,807
Distributions to shareholders	(826,772)	(465,600)	(4,783,300)	(2,688,900)
Return of capital	(29,228)	—	—	—
Total distributions	(856,000)	(465,600)	(4,783,300)	(2,688,900)
Share transactions
Proceeds from sales of shares	4,649,878	11,022,150	55,975,704	17,802,806
Cost of shares redeemed	—	—	(35,815,029)	—
Net increase (decrease) in net assets resulting from share transactions	4,649,878	11,022,150	20,160,675	17,802,806
Total increase (decrease) in net assets	(1,195,647)	11,454,030	(1,467,362)	36,906,713
Net Assets
Beginning of year	20,702,926	9,248,896	82,197,075	45,290,362
End of year	$19,507,279	$20,702,926	$ 80,729,713	$82,197,075
Other Information
Shares
Sold	200,000	400,000	2,600,000	900,000
Redeemed	—	—	(1,700,000)	—
Net increase (decrease)	200,000	400,000	900,000	900,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Statements of Changes in Net Assets
	Fidelity International Multifactor ETF		Fidelity International Value Factor ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,711	$ 305,654	$ 1,515,077	$ 953,166
Net realized gain (loss)	(1,163,840)	299,275	(1,837,712)	2,419,526
Change in net unrealized appreciation (depreciation)	(3,143,159)	1,701,847	(8,191,270)	3,280,854
Net increase (decrease) in net assets resulting from operations	(3,917,288)	2,306,776	(8,513,905)	6,653,546
Distributions to shareholders	(524,400)	(291,700)	(1,749,900)	(1,020,000)
Return of capital	—	—	—	—
Total distributions	(524,400)	(291,700)	(1,749,900)	(1,020,000)
Share transactions
Proceeds from sales of shares	2,824,049	8,431,231	18,476,821	26,441,620
Cost of shares redeemed	(2,787,735)	—	(11,779,865)	(4,879,284)
Net increase (decrease) in net assets resulting from share transactions	36,314	8,431,231	6,696,956	21,562,336
Total increase (decrease) in net assets	(4,405,374)	10,446,307	(3,566,849)	27,195,882
Net Assets
Beginning of year	17,647,986	7,201,679	41,449,433	14,253,551
End of year	$13,242,612	$17,647,986	$ 37,882,584	$41,449,433
Other Information
Shares
Sold	100,000	300,000	800,000	1,100,000
Redeemed	(100,000)	—	(500,000)	(200,000)
Net increase (decrease)	—	300,000	300,000	900,000
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Emerging Markets Multifactor ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.88	$ 23.12	$24.68	$25.00
Income from Investment Operations
Net investment income (loss)B	0.89	0.72	0.55	0.50
Net realized and unrealized gain (loss)	(6.37)	2.67	(1.57)	(0.34)
Total from investment operations	(5.48)	3.39	(1.02)	0.16
Distributions from net investment income	(0.86)	(0.63)	(0.54)	(0.48)
Return of capital	(0.03)	—	—	—
Total distributions	(0.89)	(0.63)	(0.54)	(0.48)
Net asset value, end of period	$ 19.51	$ 25.88	$23.12	$24.68
Total ReturnC,D,E	(21.56)%	14.55%	(4.03)%	0.66%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% I
Expenses net of all reductions	.45%	.45%	.45%	.45% I
Net investment income (loss)	3.84%	2.64%	2.39%	3.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,507	$20,703	$9,249	$9,872
Portfolio turnover rateJ	91% K	65% K	66%	34% K,L

A	For the period February 26, 2019 (commencement of operations) through October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Financial Highlights
	Fidelity International High Dividend ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 15.10	$ 20.96	$ 20.56	$ 25.08
Income from Investment Operations
Net investment income (loss)B	0.97	0.77	0.60	1.04	0.82
Net realized and unrealized gain (loss)	(4.22)	5.95	(5.81)	0.31	(4.63)
Total from investment operations	(3.25)	6.72	(5.21)	1.35	(3.81)
Distributions from net investment income	(1.01)	(0.74)	(0.65)	(0.95)	(0.71)
Total distributions	(1.01)	(0.74)	(0.65)	(0.95)	(0.71)
Net asset value, end of period	$ 16.82	$ 21.08	$ 15.10	$ 20.96	$ 20.56
Total ReturnC,D,E	(15.83)%	44.78%	(24.98)%	6.84%	(15.44)%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.39%	.39%	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39%	.39% I
Expenses net of all reductions	.39%	.39%	.39%	.39%	.39% I
Net investment income (loss)	4.96%	3.82%	3.38%	5.07%	4.59% I
Supplemental Data
Net assets, end of period (000 omitted)	$80,730	$82,197	$45,290	$44,022	$18,500
Portfolio turnover rateJ,K	71%	67%	82%	47%	42% L

A	For the period January 16, 2018 (commencement of operations) through October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity International Multifactor ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 29.41	$ 24.01	$26.18	$ 25.05
Income from Investment Operations
Net investment income (loss)B	0.65	0.65	0.57	0.55
Net realized and unrealized gain (loss)	(7.12)	5.34	(2.07)	1.12
Total from investment operations	(6.47)	5.99	(1.50)	1.67
Distributions from net investment income	(0.87)	(0.59)	(0.67)	(0.54)
Total distributions	(0.87)	(0.59)	(0.67)	(0.54)
Net asset value, end of period	$ 22.07	$ 29.41	$24.01	$ 26.18
Total ReturnC,D,E	(22.36)%	25.08%	(5.73)%	6.72%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.39%	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39% I
Expenses net of all reductions	.39%	.39%	.39%	.39% I
Net investment income (loss)	2.51%	2.28%	2.29%	3.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,243	$17,648	$7,202	$10,473
Portfolio turnover rateJ,K	61%	74%	69%	35% L

A	For the period February 26, 2019 (commencement of operations) through October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Financial Highlights
	Fidelity International Value Factor ETF
	Year ended October 31, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 17.82	$ 21.89	$ 20.89	$ 25.00
Income from Investment Operations
Net investment income (loss)B	0.83	0.79	0.51	0.80	0.62
Net realized and unrealized gain (loss)	(5.32)	6.54	(4.09)	1.05	(4.18)
Total from investment operations	(4.49)	7.33	(3.58)	1.85	(3.56)
Distributions from net investment income	(0.95)	(0.77)	(0.49)	(0.85)	(0.55)
Total distributions	(0.95)	(0.77)	(0.49)	(0.85)	(0.55)
Net asset value, end of period	$ 18.94	$ 24.38	$ 17.82	$ 21.89	$ 20.89
Total ReturnC,D,E	(18.82)%	41.36%	(16.32)%	9.04%	(14.46)%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.39%	.39%	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39%	.39% I
Expenses net of all reductions	.39%	.39%	.39%	.39%	.39% I
Net investment income (loss)	3.79%	3.32%	2.60%	3.74%	3.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$37,883	$41,449	$14,254	$13,135	$12,532
Portfolio turnover rateJ	69% K	101% K	76% K	56%	65% K,L

A	For the period January 16, 2018 (commencement of operations) through October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Notes to Financial Statements
For the period ended October 31, 2022
1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Annual Report	42

3. Significant Accounting Policies – continued

Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statements of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statements of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in reclaims receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending
43	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statements of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$ 23,437,935	$ 727,787	$ (4,702,959)	$ (3,975,172)
Fidelity International High Dividend ETF	100,879,403	585,940	(21,232,949)	(20,647,009)
Fidelity International Multifactor ETF	14,764,034	354,549	(1,974,407)	(1,619,858)
Fidelity International Value Factor ETF	43,848,873	757,123	(6,959,805)	(6,202,682)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$ —	$ —	$ (2,125,898)	$ (4,018,526)
Fidelity International High Dividend ETF	—	—	(7,010,226)	(20,675,839)
Fidelity International Multifactor ETF	—	—	(1,608,364)	(1,623,223)
Fidelity International Value Factor ETF	—	—	(5,291,688)	(6,215,660)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Multifactor ETF	$ (1,574,210)	$ (551,688)	$ (2,125,898)
Fidelity International High Dividend ETF	(2,117,907)	(4,892,319)	(7,010,226)
Fidelity International Multifactor ETF	(1,247,940)	(360,424)	(1,608,364)
Fidelity International Value Factor ETF	(2,905,914)	(2,385,774)	(5,291,688)
For the applicable period ended October 31, 2022, Fidelity Emerging Markets Multifactor ETF’s distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.
The tax character of distributions paid was as follows:
October 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Emerging Markets Multifactor ETF	$ 826,772	$ —	$ 29,228	$ 856,000
Fidelity International High Dividend ETF	4,783,300	—	—	4,783,300
Fidelity International Multifactor ETF	524,400	—	—	524,400
Fidelity International Value Factor ETF	1,749,900	—	—	1,749,900

Annual Report	44

3. Significant Accounting Policies – continued

October 31, 2021
Fidelity Emerging Markets Multifactor ETF	$ 465,600	$ —	$ —	$ 465,600
Fidelity International High Dividend ETF	2,688,900	—	—	2,688,900
Fidelity International Multifactor ETF	291,700	—	—	291,700
Fidelity International Value Factor ETF	1,020,000	—	—	1,020,000
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
45	Annual Report

Notes to Financial Statements  – continued
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	22,673,638	19,171,646
Fidelity International High Dividend ETF	65,943,525	63,169,152
Fidelity International Multifactor ETF	9,519,150	9,404,228
Fidelity International Value Factor ETF	27,287,503	27,328,660
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	1,041,928	—
Fidelity International High Dividend ETF	52,059,021	35,372,995
Fidelity International Multifactor ETF	2,689,595	2,779,745
Fidelity International Value Factor ETF	17,920,852	11,565,596
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets for Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Fidelity Emerging Markets Multifactor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statements of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statements of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International High Dividend ETF	$ 2,375	$ —	$ —
Fidelity International Value Factor ETF	439	—	—
Annual Report	46

8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Emerging Markets Multifactor ETF	$ 2
Fidelity International High Dividend ETF	3
Fidelity International Multifactor ETF	47
Fidelity International Value Factor ETF	53
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer.
47	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF (the “Funds”), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from January 16, 2018 (commencement of operations) through October 31, 2018 for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF, and the financial highlights for each of the three years in the period then ended and for the period from February 26, 2019 (commencement of operations) through October 31, 2019 for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from January 16, 2018 (commencement of operations) through October 31, 2018 for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF, and the financial highlights for each of the three years in the period then ended and for the period from February 26, 2019 (commencement of operations) through October 31, 2019 for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Annual Report	48

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
49	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Annual Report	50

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
51	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	52

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
53	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Annual Report	54

Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
55	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2022 to October 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During PeriodB May 1, 2022 to October 31, 2022
Fidelity Emerging Markets Multifactor ETF	0.45%
Actual		$ 1,000.00	$ 851.00	$ 2.10
Hypothetical C		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity International High Dividend ETF	0.39%
Actual		$ 1,000.00	$ 862.00	$ 1.83
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99
Fidelity International Multifactor ETF	0.39%
Actual		$ 1,000.00	$ 866.40	$ 1.83
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99
Fidelity International Value Factor ETF	0.39%
Actual		$ 1,000.00	$ 871.40	$ 1.84
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Annual Report	56

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	December 2021	March 2022	June 2022	September 2022
Fidelity Emerging Markets Multifactor ETF	41%	70%	70%	70%
Fidelity International High Dividend ETF	53%	100%	100%	100%
Fidelity International Multifactor ETF	36%	100%	100%	100%
Fidelity International Value Factor ETF	44%	100%	100%	100%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Ex-Date	Income	Taxes
Fidelity Emerging Markets Multifactor ETF	9/16/2022	$ 0.2842	$ 0.0362
	6/17/2022	$ 0.4285	$ 0.0545
	3/18/2022	$ 0.1169	$ 0.0149
	12/30/2021	$ 0.0085	$ 0.0015
	12/17/2021	$ 0.1914	$ 0.0334
Fidelity International High Dividend ETF	9/16/2022	$ 0.2538	$ 0.0218
	6/17/2022	$ 0.4005	$ 0.0345
	3/18/2022	$ 0.2670	$ 0.0230
	12/30/2021	$ 0.0000	$ 0.0000
	12/17/2021	$ 0.1824	$ 0.0134
Fidelity International Multifactor ETF	9/16/2022	$ 0.2065	$ 0.0195
	6/17/2022	$ 0.2198	$ 0.0208
	3/18/2022	$ 0.2209	$ 0.0209
	12/30/2021	$ 0.0000	$ 0.0000
	12/17/2021	$ 0.3142	$ 0.0262
Fidelity International Value Factor ETF	9/16/2022	$ 0.2043	$ 0.0163
	6/17/2022	$ 0.3009	$ 0.0239
	3/18/2022	$ 0.2358	$ 0.0188
	12/30/2021	$ 0.0000	$ 0.0000
	12/17/2021	$ 0.2864	$ 0.0194
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
57	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2022 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results
Annual Report	58

over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one- and three-year periods (for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, the most recent one-year period) ended September 30, 2021, as shown below. Peer groups are not shown below because the funds do not generally utilize a peer group for performance comparison purposes.
59	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Annual Report	60

Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative
61	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Annual Report	62

Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF
The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each
63	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The Board noted that each fund’s total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode’s relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability
Annual Report	64

methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that each fund’s Advisory Contracts should be renewed.
65	Annual Report

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Annual Report	66

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67	Annual Report

IHD-IVE-ANN-1222
1.9885304.104

Item 2.	Code of Ethics

As of the end of the period, October 31, 2022, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2022 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$16,300	$—	$4,600	$400
Fidelity International High Dividend ETF	$16,300	$—	$4,600	$400
Fidelity International Multifactor ETF	$16,300	$—	$4,600	$400
Fidelity International Value Factor ETF	$16,300	$—	$4,600	$400

October 31, 2021 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$15,900	$—	$3,500	$400
Fidelity International High Dividend ETF	$15,900	$—	$3,500	$400
Fidelity International Multifactor ETF	$15,900	$—	$3,500	$400
Fidelity International Value Factor ETF	$15,900	$—	$3,500	$400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2022A	October 31, 2021A
Audit-Related Fees	$—	$—
Tax Fees	$—	$—
All Other Fees	$—	$—

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2022A	October 31, 2021A
Deloitte Entities	$477,600	$537,200

A Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of October 31, 2022, the members of the Audit Committee were Donald F. Donahue, Thomas P. Bostick, Thomas Kennedy, Garnett A. Smith, and Susan Tomasky.

Item 6.	Investments

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item	13. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2022